Schedule of operating income for each operating segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
NET SALES	R$ 48,343,305	R$ 39,469,700	R$ 33,446,980
Total	3,009,787	3,051,229	2,748,337
Corporate 1 [Member]
IfrsStatementLineItems [Line Items]
Total	90,405	(327,366)	(454,899)
Other Segments [Member]
IfrsStatementLineItems [Line Items]
NET SALES	2,019,712	1,244,387	1,058,107
Total	393,477	197,233	109,138
Sub Total [Member]
IfrsStatementLineItems [Line Items]
Total	2,919,382	3,378,595	3,203,236
Domestic [Member]
IfrsStatementLineItems [Line Items]
NET SALES	24,808,889	20,985,119	17,489,479
Total	1,583,899	2,081,150	1,818,813
Domestic [Member] | In Natura [Member]
IfrsStatementLineItems [Line Items]
NET SALES	6,002,585	5,014,250	4,635,597
Domestic [Member] | Poultry [Member]
IfrsStatementLineItems [Line Items]
NET SALES	4,544,724	3,738,560	3,692,377
Domestic [Member] | Pork And Other [Member]
IfrsStatementLineItems [Line Items]
NET SALES	1,457,861	1,275,690	943,220
Domestic [Member] | Processed Foods [Member]
IfrsStatementLineItems [Line Items]
NET SALES	18,729,686	15,944,162	12,808,408
Domestic [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
NET SALES	76,618	26,707	45,474
International [Member]
IfrsStatementLineItems [Line Items]
NET SALES	21,514,704	17,240,194	14,899,394
Total	942,006	1,100,212	1,275,285
International [Member] | In Natura [Member]
IfrsStatementLineItems [Line Items]
NET SALES	18,212,688	14,570,620	12,605,846
International [Member] | Poultry [Member]
IfrsStatementLineItems [Line Items]
NET SALES	15,818,512	12,246,499	11,262,954
International [Member] | Pork And Other [Member]
IfrsStatementLineItems [Line Items]
NET SALES	2,394,176	2,324,121	1,342,892
International [Member] | Processed Foods [Member]
IfrsStatementLineItems [Line Items]
NET SALES	2,955,431	2,366,204	2,119,918
International [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
NET SALES	R$ 346,585	R$ 303,370	R$ 173,630